ACCRUED EXPENSES (Tables)	3 Months Ended
Mar. 31, 2021
ACCRUED EXPENSES
Schedule of accrued expenses
	March 31, 2021	December 31, 2020
Accrued payroll	$238,633	263,355
	238,633	263,355